Commitments and Contingencies - Schedule of Components of Lease Cost (Details)	9 Months Ended
Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost: Restaurant operating expenses and Restaurant pre-opening and closing expenses	$ 2,912,220
Variable lease cost: Restaurant operating expenses	616,298
Total lease cost	$ 3,528,518